OTHER CURRENT ASSETS (Tables)	12 Months Ended
Sep. 30, 2014
Other Current Assets [Abstract]
Schedule of Other Current Assets [Table Text Block]
Other current assets consist of the following:

	September 30,
	2013	2014
	RMB	RMB

Advances to staff for business use	5,277	3,496
Deposits for rental	312	283
Deposits for land use right	167	-
Others	1,244	589

	7,000	4,368